Cash Flow Impacts of Discontinued Operations (Detail) (USD $)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Discontinued Operations [Line Items]
Cash from operating activities	$ 10,000,000	$ 122,000,000	$ 309,000,000
Cash from (used in) investing activities	86,000,000	(368,000,000)	2,291,000,000
Cash used in financing activities	(95,000,000)	(1,530,000,000)	(1,804,000,000)
Effect of changes in foreign exchange rates on cash	(1,000,000)	(216,000,000)	285,000,000
Net cash impact of discontinued operations	0	(1,992,000,000)	1,081,000,000
Cash and Cash Equivalents of Discontinued Operations	0	1,992,000,000	911,000,000
Cash and Cash Equivalents of Discontinued Operations	0	0	1,992,000,000
Increase (decrease) in cash of discontinued operations	$ 0	$ (1,992,000,000)	$ 1,081,000,000